Share Capital - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average assumptions for share options granted [Abstract]
Exercise price (C$)	$ 5.30	$ 5.45
Risk-free interest rate	1.80%	2.10%
Volatility	65.70%	68.60%
Dividend yield	0.00%	0.00%
Expected life	5 years	4 years 9 months 18 days